Segment Reporting (Tables)	12 Months Ended
Apr. 29, 2017
Summarized Financial Information of Reportable Segments

Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015
B&N Retail	$3,784,655	$4,028,614	$4,108,243
NOOK	146,514	191,520	263,833
Elimination(a)	(36,611)	(56,290)	(74,968)

Total	$3,894,558	$4,163,844	$4,297,108

Sales by Product Line	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015
Media (b)	70%	70%	70%
Digital (c)	3%	5%	7%
Other (d)	27%	25%	23%

Total	100%	100%	100%

Depreciation and Amortization	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015
B&N Retail	$98,877	$101,888	$104,373
NOOK	19,010	33,975	39,292

Total	$117,887	$135,863	$143,665

Operating Income (Loss)	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015
B&N Retail	$90,663	$113,296	$213,355
NOOK	(36,355)	(98,640)	(123,161)

Total	$54,308	$14,656	$90,194

Capital Expenditures	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015
B&N Retail	$89,706	$81,277	$73,783
NOOK	6,552	12,997	21,022

Total	$96,258	$94,274	$94,805

Total Assets(e)	As of April 29, 2017	As of April 30, 2016
B&N Retail	$1,897,122	$1,873,381
NOOK(f)	35,799	139,401

Total	$1,932,921	$2,012,782

(a)	Represents sales from NOOK to B&N Retail on a sell-through basis.
(b)	Includes tangible books, music, movies, rentals and newsstand.
(c)	Includes NOOK®, related accessories, eContent and warranties.
(d)	Includes Toys & Games, café products, gifts and miscellaneous other.
(e)	Excludes intercompany balances.
(f)	Decrease in assets is related to the net tax receivable position.

Reconciliation of Operating Income from Reportable Segments

A reconciliation of operating income from reportable segments to income from continuing operations before taxes in the consolidated financial statements is as follows:

	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015
Reportable segments operating income	$54,308	$14,656	$90,194
Interest expense, net and amortization of deferred financing costs	(7,509)	(8,770)	(17,678)

Consolidated income before taxes	$46,799	$5,886	$72,516